Finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income (expense)
Finance income	€ 3,087	€ 3,967	€ 3,924
Finance expense	(4,079)	(4,663)	(5,886)
Net finance income (expense) from financial assets held for trading	127	32	(111)
Income (expense) from derivative financial instruments	(14)	(307)	837
Finance income (expense)	€ (879)	€ (971)	€ (1,236)